Fair Values of Assets and Liabilities - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	[1]	$ 69,706	$ 85,992
Mortgage loans held for sale		2,011	2,251
Mortgage servicing rights		3,377	3,369	$ 3,755	$ 2,953
Derivative assets netting		(3,666)	(2,979)
Time deposits		2,818	5,754
Long-term debt		0	391
Derivative liabilities netting		(3,720)	(2,949)
Equity investments without readily determinable fair values		133	159
Equity investments without readily determinable fair values impairment loss cumulative amount		5
Equity investments without readily determinable fair values impairment loss		5
U.S. Treasury and agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		19,542	28,387
Residential mortgage-backed securities | Agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		26,078	33,281
Commercial mortgage-backed securities | Agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		7,343	7,351
Commercial mortgage-backed securities | Non-agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		6	6
Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		6,724	7,165
Obligations of state and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		9,989	9,552
Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		24	250
Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		69,706	85,992
Mortgage loans held for sale		2,011	2,251
Mortgage servicing rights		3,377	3,369
Derivative assets netting		(3,666)	(2,979)
Derivative assets		2,865	3,458
Other assets		2,541	2,189
Total assets		80,500	97,259
Time deposits		2,818	5,754
Long-term debt			391
Derivative liabilities netting		(3,720)	(2,949)
Derivative liabilities		4,589	5,211
Short-term borrowings and other liabilities		2,303	1,935
Total liabilities		9,710	13,291
Fair value, measurements, recurring | U.S. Treasury and agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		19,542	28,387
Fair value, measurements, recurring | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		26,078	33,281
Fair value, measurements, recurring | Commercial mortgage-backed securities | Agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		7,343	7,351
Fair value, measurements, recurring | Commercial mortgage-backed securities | Non-agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		6	6
Fair value, measurements, recurring | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		6,724	7,165
Fair value, measurements, recurring | Obligations of state and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		9,989	9,552
Fair value, measurements, recurring | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		24	250
Fair value, measurements, recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		14,787	23,891
Mortgage loans held for sale		0	0
Mortgage servicing rights		0	0
Derivative assets before netting		0	27
Other assets		550	420
Total assets		15,337	24,338
Time deposits		0	0
Long-term debt			0
Derivative liabilities before netting		16	27
Short-term borrowings and other liabilities		517	475
Total liabilities		533	502
Fair value, measurements, recurring | Level 1 | U.S. Treasury and agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		14,787	23,891
Fair value, measurements, recurring | Level 1 | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Fair value, measurements, recurring | Level 1 | Commercial mortgage-backed securities | Agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Fair value, measurements, recurring | Level 1 | Commercial mortgage-backed securities | Non-agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Fair value, measurements, recurring | Level 1 | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Fair value, measurements, recurring | Level 1 | Obligations of state and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Fair value, measurements, recurring | Level 1 | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Fair value, measurements, recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		54,919	62,101
Mortgage loans held for sale		2,011	2,251
Mortgage servicing rights		0	0
Derivative assets before netting		5,078	5,208
Other assets		1,991	1,769
Total assets		63,999	71,329
Time deposits		2,818	5,754
Long-term debt			391
Derivative liabilities before netting		4,955	5,131
Short-term borrowings and other liabilities		1,786	1,460
Total liabilities		9,559	12,736
Fair value, measurements, recurring | Level 2 | U.S. Treasury and agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		4,755	4,496
Fair value, measurements, recurring | Level 2 | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		26,078	33,281
Fair value, measurements, recurring | Level 2 | Commercial mortgage-backed securities | Agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		7,343	7,351
Fair value, measurements, recurring | Level 2 | Commercial mortgage-backed securities | Non-agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		6	6
Fair value, measurements, recurring | Level 2 | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		6,724	7,165
Fair value, measurements, recurring | Level 2 | Obligations of state and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		9,989	9,552
Fair value, measurements, recurring | Level 2 | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		24	250
Fair value, measurements, recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Mortgage loans held for sale		0	0
Mortgage servicing rights		3,377	3,369
Derivative assets before netting		1,453	1,202
Other assets		0	0
Total assets		4,830	4,571
Time deposits		0	0
Long-term debt			0
Derivative liabilities before netting		3,338	3,002
Short-term borrowings and other liabilities		0	0
Total liabilities		3,338	3,002
Fair value, measurements, recurring | Level 3 | U.S. Treasury and agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Fair value, measurements, recurring | Level 3 | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Fair value, measurements, recurring | Level 3 | Commercial mortgage-backed securities | Agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Fair value, measurements, recurring | Level 3 | Commercial mortgage-backed securities | Non-agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Fair value, measurements, recurring | Level 3 | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Fair value, measurements, recurring | Level 3 | Obligations of state and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Fair value, measurements, recurring | Level 3 | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		$ 0	$ 0

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.